EARNINGS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Numerator:
Net income / (loss) attributable to China Nepstar Chain Drugstore Ltd. ordinary shareholders	$ (2,219)	(13,771)	11,828	90,092
Denominator:
Basic weighted average number of ordinary shares	197,446,940	197,446,940	197,446,940	199,198,962
Dilutive effect of outstanding share options and non-vested shares				64,402
Dilutive weighted average number of ordinary shares	197,446,940	197,446,940	197,446,940	199,263,364
Basic earnings / (loss) per ordinary share	$ (0.01)	(0.07)	0.06	0.45
Diluted earnings / (loss) per ordinary share	$ (0.01)	(0.07)	0.06	0.45